Performance Management - Easterly Snow All Cap Value Fund	Apr. 24, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year. Past performance (before and after taxes) is not necessarily an indication of its future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance One Year or Less [Text]	No performance information is available for the Fund because it has not yet completed a full calendar year of operations.